Organizational Changes	12 Months Ended
Dec. 31, 2016
Contribution Transactions [Abstract]
Accounting Changes [Text Block]
Contribution Transactions
On April 28, 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina (“MRSC”), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse NY to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.
The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company’s consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.
The effect of the Contribution Transactions on net income (loss) was an increase of $162 million, $79 million and $512 million for the years ended December 31, 2016, 2015 and 2014, respectively.
The effect of the Contribution Transactions on OCI was an increase (decrease) of ($120) million, ($230) million and $206 million for years ended December 31, 2016, 2015 and 2014, respectively.
Simultaneously with the Contribution Transactions, the following additional transactions occurred:

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The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 18.

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Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.’s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Note 18.

•	Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Note 18.